Financial Risk Management Objectives and Policies (Details 1) - Foreign Currency Risk [Member] - USD - AUD ($)		Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Impact on loss for the period	[1]	$ 362,634	$ 274,431
Impact on other components of equity	[1]	$ 1,334	$ 2,694

[1]	Holding all other variables constant